Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended
	Dec. 16, 2021	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000247942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FPA Global Equity ETF (FPAG) - NAV
Accumulated Value	$ 10,000	$ 7,508		$ 9,747	$ 12,792	$ 15,135
MSCI AC World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI AC World Index (Net)
Accumulated Value	$ 10,000	$ 7,581		$ 9,158	$ 12,066	$ 14,150